Earnings Per Share - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Earnings Per Share [Line Items]
Anti-dilutive stock option	2,200	847	6,200